Document and Entity Information	Jun. 01, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	WHIRLPOOL CORP /DE/
Entity Address, Address Line One	2000 North M-63
Amendment Flag	false
Entity Central Index Key	0000106640
Document Type	8-K
Document Period End Date	Jun. 01, 2026
Entity Incorporation State Country Code	DE
Entity File Number	1-3932
Entity Tax Identification Number	38-1490038
Entity Address, City or Town	Benton Harbor
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49022-2692
City Area Code	(269)
Local Phone Number	923-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Common stock, par value $1.00 per share
Trading Symbol	WHR
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Depositary Shares, each representing a 1/20 interest in a share of 8.50% Series A Mandatory Convertible Preferred Stock
Trading Symbol	WHR-PRA